Headline earnings (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of earnings per share [Abstract]
Headline Earnings

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	421	114	(12)
Net impairment (impairment reversal) on held for sale assets	(17)	—	549
Net impairment (impairment reversal) on investments	—	(2)	—
Derecognition of assets	—	9	10
Net loss (profit) on disposal of assets	—	1	(3)
Taxation	—	(2)	(165)
Headline earnings (loss)	404	120	379

Headline earnings (loss) per ordinary share (US cents)(1)	97	29	91
Diluted headline earnings (loss) per ordinary share (US cents) (2)	97	29	91

(1) Calculated on the basic weighted average number of ordinary shares.
(2) Calculated on the diluted weighted average number of ordinary shares.

Number of shares
Ordinary shares	415,999,026	413,711,485	414,407,622
Fully vested options	2,173,297	3,007,509	3,942,155
Weighted average number of shares	418,172,323	416,718,994	418,349,777
Dilutive potential of share options	176,988	355,659	—
Dilutive number of ordinary shares	418,349,311	417,074,653	418,349,777